Short-Term Bank Borrowings - Schedule of Short-Term Bank Borrowings (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings	$ 1,449,696	¥ 10,000,000	¥ 10,000,000
May 19, 2026 [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Bank	BOC
Interest rate	2.60%
Short-term bank borrowings	$ 579,878	4,000,000
May 19, 2026 [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Bank	BOC
Interest rate	2.60%
Short-term bank borrowings	$ 869,818	¥ 6,000,000